Oil and Gas Properties - Schedule of PPE Activity, Oil and Gas (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Impairment	$ (187,822)	$ (285,341)
Oil and gas assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	5,817,889	3,958,309
Capital expenditures	549,343	485,154
Corporate acquisition		1,748,368
Property acquisitions	2,636	202
Transfers from exploration and evaluation assets	16,204	13,866
Change in asset retirement obligations	23,894	238,662
Divestitures	(379)	(15)
Property swaps	(1,773)
Impairment	(180,000)	(285,341)
Foreign currency translation	(118,204)	215,318
Depletion	(725,267)	(556,634)
Balance, end of year	5,387,889	5,817,889
Oil and gas assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	10,744,533	7,932,327
Capital expenditures	549,343	485,154
Corporate acquisition		1,748,368
Property acquisitions	2,636	202
Transfers from exploration and evaluation assets	16,204	13,866
Change in asset retirement obligations	23,894	238,662
Divestitures	(2,069)	(15)
Property swaps	(1,773)
Impairment	0	0
Foreign currency translation	(208,017)	325,969
Depletion	0	0
Balance, end of year	11,128,297	10,744,533
Oil and gas assets | Accumulated depletion
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	(4,926,644)	(3,974,018)
Capital expenditures	0	0
Corporate acquisition		0
Property acquisitions	0	0
Transfers from exploration and evaluation assets	0	0
Change in asset retirement obligations	0	0
Divestitures	1,690	0
Property swaps	0
Impairment	(180,000)	(285,341)
Foreign currency translation	89,813	(110,651)
Depletion	(725,267)	(556,634)
Balance, end of year	$ (5,740,408)	$ (4,926,644)